Summary of Significant Accounting Policies Discussion (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Reverse Stock Split	Pursuant to the authorization provided at a special meeting of the Company's stockholders held on September 16, 2015, the Company completed a 1-for-15 reverse stock split of the shares of the Company’s common stock on September 30, 2015 (the Reverse Stock Split). As a result of the Reverse Stock Split, every 15 shares of issued and outstanding common stock were combined into one issued and outstanding share of Common Stock, without any change in the par value per share.
Common Stock, Shares Authorized	53.3
Common Stock, Par Value Per Share	$ 0.01
Summary of Significant Accounting Policies Discussion (Textuals) [Abstract]
Period considered to treat short-term, highly liquid investments as cash equivalents	three months or less
Other-than-temporary impairment losses on marketable securities	$ 4.7	$ 21.5	$ 35.5
Other-than-temporary impairment losses on equity and cost method investments	$ 0.0	43.2	39.4
Recognition of tax benefits from uncertain tax positions	greater than fifty percent likelihood of being realized upon ultimate settlement
Restructuring charges for voluntary and involuntary workforce reductions	$ 15.7	11.9
Asset impairment charges related to long-lived assets	149.7	463.6	833.6
Foreign currency remeasurement (loss) gains	(1.3)	34.1	4.8
Foreign currency translation adjustment	$ (41.0)	$ (92.7)	$ 19.1
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of Useful Life or Remaining Life of Lease
Interest In Middlemount Coal Pty Limited [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage of equity method investment	50.00%
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	37
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	37
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits	272.0
Common Stock, Shares Issued	18.0
Stock Authorized During Period, Shares, Reverse Stock Splits	800.0
Common Stock, Shares Authorized	53.3	53.3
Common Stock, Par Value Per Share	$ 0.01	$ 0.01